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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F HR/A

                               FORM 13f Cover Page

         Report for the Calendar Year or Quarter End: September 30, 2004

If amended report check here: [X] Amendment Number: 1

This Amendment (check only one):   [ ] is a restatement
                                   [X] adds new holding entries

                          Pamet Capital Management, LLC

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Name of Institutional Investment Manager

222 Berkeley Street, 22nd Floor              Boston      MA     02116
-------------------------------   --------   ------   -------   -----
Business Address                  (Street)   (City)   (State)   (Zip)

13F File Number: 028-10112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Jason Price   Chief Financial Officer   617-646-6100
-----------   -----------------------   ------------
(Name)                (Title)              (Phone)

Signature, Place and Date of Signing:

/s/ Jason Price
-----------------------------
Jason Price
222 Berkeley Street, 22nd Floor, Boston, MA 02116
5/16/2005

Report Type:

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

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Number of Other Included Managers:               1
List of Other Included Managers:        Abrams Capital, LLC

Form 13F Information Table Entry Total:          2
Form 13F Information Table Value Total: 51,744,000

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM 13F HR/A
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 9/30/04

                                                                                                     ITEM 8
     ITEM 1           ITEM 2        ITEM 3    ITEM 4        ITEM 5       ITEM 6    ITEM 7   -----------------------
----------------  --------------  ---------  --------  ---------------  -------  ---------      VOTING AUTHORITY
                                               VALUE    SHARES/   PUT/  INVSTMT    OTHER    -----------------------
 NAME OF ISSUER   TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   CALL  DSCRETN  MANAGERS*     SOLE    SHARED  NONE
----------------  --------------  ---------  --------  ---------  ----  -------  ---------  ---------  ------  ----
Altria Group Inc  COM             02209S103    3,472      73,800  CALL    SOLE                 73,800
Altria Group Inc  COM             02209S103   48,272   1,026,200  CALL    SOLE       1      1,026,200

* Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.